Quarterly Holdings Report
for
Fidelity® Healthy Future Fund
July 31, 2023
HWF-NPRT1-0923
1.9904960.101
Common Stocks - 98.2%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 14.4%
Automobile Components - 1.2%
Aptiv PLC (a)	625	68,431
Automobiles - 2.4%
Tesla, Inc. (a)	525	140,401
Hotels, Restaurants & Leisure - 3.3%
Cava Group, Inc.	362	20,674
Chipotle Mexican Grill, Inc. (a)	47	92,227
Hilton Worldwide Holdings, Inc.	268	41,671
Planet Fitness, Inc. (a)	451	30,461
Sweetgreen, Inc. Class A (a)	480	7,234
		192,267
Specialty Retail - 3.4%
TJX Companies, Inc.	854	73,897
Ulta Beauty, Inc. (a)	189	84,067
Warby Parker, Inc. (a)	2,504	37,410
		195,374
Textiles, Apparel & Luxury Goods - 4.1%
Crocs, Inc. (a)	503	54,500
Deckers Outdoor Corp. (a)	78	42,408
lululemon athletica, Inc. (a)	41	15,520
NIKE, Inc. Class B	627	69,215
On Holding AG (a)	1,644	59,184
		240,827
TOTAL CONSUMER DISCRETIONARY		837,300
CONSUMER STAPLES - 23.9%
Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	120	67,280
Dollar Tree, Inc. (a)	308	47,534
U.S. Foods Holding Corp. (a)	728	31,107
		145,921
Food Products - 7.0%
Freshpet, Inc. (a)	421	30,960
Nestle SA (Reg. S)	3,049	373,561
		404,521
Household Products - 9.9%
Church & Dwight Co., Inc.	1,308	125,136
Procter & Gamble Co.	2,867	448,112
		573,248
Personal Care Products - 4.5%
Estee Lauder Companies, Inc. Class A	210	37,800
Kenvue, Inc.	398	9,425
L'Oreal SA	466	216,834
		264,059
TOTAL CONSUMER STAPLES		1,387,749
FINANCIALS - 6.9%
Capital Markets - 1.5%
BlackRock, Inc. Class A	114	84,229
Insurance - 5.4%
AIA Group Ltd.	15,074	150,811
Globe Life, Inc.	472	52,944
Hartford Financial Services Group, Inc.	531	38,168
Marsh & McLennan Companies, Inc.	384	72,353
		314,276
TOTAL FINANCIALS		398,505
HEALTH CARE - 35.0%
Biotechnology - 5.8%
Gilead Sciences, Inc.	1,156	88,018
Moderna, Inc. (a)	577	67,890
Vertex Pharmaceuticals, Inc. (a)	523	184,274
		340,182
Health Care Equipment & Supplies - 5.5%
Abbott Laboratories	1,062	118,232
Boston Scientific Corp. (a)	1,436	74,457
DexCom, Inc. (a)	200	24,912
Penumbra, Inc. (a)	150	45,504
The Cooper Companies, Inc.	62	24,258
TransMedics Group, Inc. (a)	333	31,029
		318,392
Health Care Providers & Services - 13.1%
agilon health, Inc. (a)	5,178	99,159
Centene Corp. (a)	1,594	108,535
CVS Health Corp.	1,321	98,665
LifeStance Health Group, Inc. (a)	6,798	63,833
Molina Healthcare, Inc. (a)	100	30,449
Surgery Partners, Inc. (a)	119	4,597
UnitedHealth Group, Inc.	703	355,978
		761,216
Life Sciences Tools & Services - 6.7%
Agilent Technologies, Inc.	307	37,383
Danaher Corp.	337	85,955
Thermo Fisher Scientific, Inc.	481	263,905
		387,243
Pharmaceuticals - 3.9%
Eli Lilly & Co.	253	115,001
UCB SA	1,038	91,896
Zoetis, Inc. Class A	118	22,195
		229,092
TOTAL HEALTH CARE		2,036,125
INDUSTRIALS - 3.8%
Electrical Equipment - 1.9%
Generac Holdings, Inc. (a)	278	42,729
Sensata Technologies, Inc. PLC	1,634	69,037
		111,766
Ground Transportation - 1.9%
Uber Technologies, Inc. (a)	2,253	111,433
TOTAL INDUSTRIALS		223,199
INFORMATION TECHNOLOGY - 12.6%
Semiconductors & Semiconductor Equipment - 10.6%
NVIDIA Corp.	1,212	566,357
SolarEdge Technologies, Inc. (a)	201	48,533
		614,890
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	533	104,708
Samsung Electronics Co. Ltd. GDR (Reg. S)	10	13,610
		118,318
TOTAL INFORMATION TECHNOLOGY		733,208
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Welltower, Inc.	501	41,157
UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	752	55,122
TOTAL COMMON STOCKS (Cost $5,061,742)		5,712,365

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (b) (Cost $168,302)	168,269	168,302

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $5,230,044)	5,880,667
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(63,665)
NET ASSETS - 100.0%	5,817,002

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	25,605	1,365,895	1,223,198	1,303	-	-	168,302	0.0%
Total	25,605	1,365,895	1,223,198	1,303	-	-	168,302

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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